Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 582,159	$ 633,855
Trade accounts receivable less allowance for doubtful accounts of $470,064 in 2015 and $418,508 in 2014	3,265,528	3,203,655
Accounts receivable from related parties	131,865	193,225
Inventories	1,207,967	1,115,554
Prepaid expenses and other current assets	1,291,052	1,333,067
Deferred tax asset, current	223,648	245,354
Total current assets	6,702,219	6,724,710
Property, plant and equipment, net	3,317,212	3,290,180
Intangible assets	863,088	869,411
Goodwill	13,077,335	13,082,180
Deferred tax asset, non-current	135,538	141,052
Equity Method Investments	638,284	676,822
Other assets	676,545	662,746
Total assets	25,410,221	25,447,101
Current liabilities:
Accounts payable	536,609	573,184
Accounts payable to related parties	178,813	140,731
Accrued expenses and other current liabilities	2,326,218	2,197,245
Short-term borrowings and other financial liabilities	116,125	132,693
Short-term borrowings from related parties	58,071	5,357
Current portion of long-term debt and capital lease obligations	297,616	313,607
Income tax payable, current	65,225	79,687
Deferred tax liability, current	36,402	34,787
Total current liabilities	3,615,079	3,477,291
Total long-term debt less current maturities	8,797,785	9,080,277
Other liabilities	461,161	411,976
Pension liabilities	622,250	642,318
Income tax payable, non-current	156,268	177,601
Deferred tax liability, non-current	714,836	804,609
Total liabilities	14,367,379	14,594,072
Noncontrolling interests subject to put provisions	860,471	824,658
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 312,152,901 issued and 304,603,950 outstanding	386,381	385,215
Treasury Stock	505,014	505,014
Additional paid-in capital	3,561,914	3,546,075
Retained earnings	7,291,852	7,104,780
Accumulated other comprehensive (loss)	(1,162,684)	(1,087,743)
Total Company shareholders' equity	9,572,449	9,443,313
Minority interest	609,922	585,058
Total equity	10,182,371	10,028,371
Total liabilities and equity	$ 25,410,221	$ 25,447,101